Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Feb. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period, maximum contractual term			10 years
Stock-based compensation expense for employees and non-employees	$ 13,362	$ 3,232	$ 52,348	$ 8,432	$ 13,333	$ 121	$ 13,454	$ 65,801
Unrecognized compensation cost related to unvested stock-based awards	125,786		125,786		31,540		31,540	125,786
Shares of Common stock repurchased					13,334
Stock-based compensation, restricted stock	2,040	2,090	5,280	4,840	10,040	660		15,980
Common Stock available for issuance						166,666			666,666
Shares of restricted stock, sold						666,668
Shares of restricted stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceed from sale of shares of restricted stock			$ 5,700			$ 2,000	$ 2,000	$ 7,700
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock reserved for issuance	666,666		666,666		166,666		166,666	666,666
Shares that remained available for grant	293,723		293,723		10,007		10,007	293,723
Unrecognized compensation cost related to unvested stock-based awards, weighted average period of recognition			1 year 4 months 10 days		1 year 1 month 13 days
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period from their date of grant			10 years		10 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option as a percentage of fair market value of Common Stock on the grant date			100.00%		100.00%
Stock Options | For holders of more than 10% of the Company's total combined voting power of all classes of stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, term			Five years		Five years
Stock Options | For holders of more than 10% of the Company's total combined voting power of all classes of stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option as a percentage of fair market value of Common Stock on the grant date			110.00%		110.00%
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted-average fair value of stock options granted	$ 0.57	$ 0.00	$ 0.45	$ 0.09	$ 0.18
Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted-average fair value of stock options granted	$ 0.70	$ 0.39	$ 0.57	$ 0.27	$ 0.39	$ 0.15
Options granted during period, maximum contractual term	10 years	10 years	10 years	10 years	10 years	10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock, vested			629,334		623,334	600,000
Shares of restricted stock, unvested	24,000		24,000		30,000	66,668	30,000	24,000